Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2012 Series C Preferred Stock Member]	Dec. 31, 2012 Series D Preferred Stock [Member]	Dec. 31, 2012 Series E Preferred Stock [Member]	Dec. 31, 2011 Series E Preferred Stock [Member]
Redeemable convertible preferred stock, Par value				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized				564,083	520,839	3,659,375	3,125,000	1,109,375	1,109,375
Redeemable convertible preferred stock, shares issued				557,339	515,836	3,551,060	2,430,054	0	0
Redeemable convertible preferred stock, shares outstanding				557,339	515,836	3,551,060	2,430,054	1,063,951	1,063,951
Redeemable convertible preferred stock, liquidation preference				$ 15,628	$ 14,045	$ 38,709	$ 22,510	$ 23,078	$ 23,078
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	15,000,000	15,000,000	15,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value,	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized;	150,000,000	150,000,000	150,000,000
Common stock, shares issued;	14,616,871	411,226	324,529
Common stock, shares outstanding;	14,616,871	411,226	324,529